Schedule of Investments(a)
September 30, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.83%
Agricultural & Farm Machinery–2.43%
AGCO Corp.	75,540	$5,610,356
Apparel, Accessories & Luxury Goods–1.76%
Tapestry, Inc.	260,196	4,066,863
Asset Management & Custody Banks–1.41%
Ares Management Corp., Class A	80,245	3,243,503
Automotive Retail–2.26%
Advance Auto Parts, Inc.	33,946	5,210,711
Broadcasting–1.10%
Nexstar Media Group, Inc., Class A	28,364	2,550,775
Building Products–5.55%
Johnson Controls International PLC	180,290	7,364,847
Owens Corning	79,272	5,454,706
		12,819,553
Communications Equipment–2.70%
Ciena Corp.(b)	156,758	6,221,725
Consumer Finance–2.16%
Ally Financial, Inc.	198,514	4,976,746
Copper–1.91%
Freeport-McMoRan, Inc.	281,370	4,400,627
Distributors–2.17%
LKQ Corp.(b)	180,933	5,017,272
Diversified Chemicals–2.47%
Eastman Chemical Co.	73,133	5,713,150
Electric Utilities–6.88%
Edison International	98,202	4,992,590
Entergy Corp.	56,412	5,558,274
Evergy, Inc.	104,896	5,330,815
		15,881,679
Electronic Equipment & Instruments–2.37%
Keysight Technologies, Inc.(b)	55,483	5,480,611
Food Distributors–1.99%
Performance Food Group Co.(b)	132,694	4,593,867
Food Retail–3.85%
Casey’s General Stores, Inc.	16,938	3,009,036
Kroger Co. (The)	173,610	5,887,115
		8,896,151
General Merchandise Stores–2.27%
Dollar Tree, Inc.(b)	57,404	5,243,281
Health Care Facilities–2.97%
Encompass Health Corp.	105,458	6,852,661
Health Care Services–2.21%
AMN Healthcare Services, Inc.(b)	87,382	5,108,352
Shares		Value
Health Care Technology–1.30%
Cerner Corp.	41,541	$3,002,999
Hotels, Resorts & Cruise Lines–2.49%
Wyndham Hotels & Resorts, Inc.	113,696	5,741,648
Industrial Machinery–1.97%
Kennametal, Inc.	157,015	4,544,014
Industrial REITs–2.17%
First Industrial Realty Trust, Inc.	125,809	5,007,198
Insurance Brokers–5.22%
Arthur J. Gallagher & Co.	57,000	6,018,060
Willis Towers Watson PLC	28,920	6,039,074
		12,057,134
Interactive Home Entertainment–1.49%
Take-Two Interactive Software, Inc.(b)	20,797	3,436,080
Investment Banking & Brokerage–1.72%
Stifel Financial Corp.	78,502	3,969,061
IT Consulting & Other Services–3.22%
Science Applications International Corp.	94,708	7,427,001
Life & Health Insurance–1.70%
Athene Holding Ltd., Class A(b)	114,951	3,917,530
Managed Health Care–2.67%
Centene Corp.(b)	105,564	6,157,548
Marine–2.08%
Kirby Corp.(b)	133,034	4,811,840
Office REITs–1.86%
Hudson Pacific Properties, Inc.	195,476	4,286,789
Oil & Gas Exploration & Production–2.96%
Noble Energy, Inc.	399,613	3,416,691
Parsley Energy, Inc., Class A	364,915	3,415,605
		6,832,296
Other Diversified Financial Services–2.35%
Voya Financial, Inc.	113,080	5,419,924
Regional Banks–5.65%
KeyCorp	299,556	3,573,703
TCF Financial Corp.	146,588	3,424,296
Wintrust Financial Corp.	71,605	2,867,780
Zions Bancorporation N.A.	108,721	3,176,828
		13,042,607
Residential REITs–2.35%
American Homes 4 Rent, Class A	190,403	5,422,677
Semiconductor Equipment–2.23%
KLA Corp.	26,530	5,139,922
Specialized REITs–1.98%
Life Storage, Inc.	43,437	4,572,613

See accompanying notes which are an integral part of this schedule.
Invesco V.I. American Value Fund

Shares		Value
Specialty Chemicals–2.05%
W.R. Grace & Co.	117,623	$4,739,031
Trucking–1.91%
Knight-Swift Transportation Holdings, Inc.	108,332	4,409,112
Total Common Stocks & Other Equity Interests (Cost $202,568,740)		225,824,907
Money Market Funds–2.18%
Invesco Government & Agency Portfolio, Institutional Class, 0.02%(c)(d)	1,680,185	1,680,185
Shares		Value
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 0.10%(c)(d)	1,430,765	$1,431,480
Invesco Treasury Portfolio, Institutional Class, 0.02%(c)(d)	1,920,211	1,920,211
Total Money Market Funds (Cost $5,030,892)		5,031,876
TOTAL INVESTMENTS IN SECURITIES–100.01% (Cost $207,599,632)		230,856,783
OTHER ASSETS LESS LIABILITIES—(0.01)%		(32,089)
NET ASSETS–100.00%		$230,824,694
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2020.

	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value September 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,646,182	$16,570,539	$(17,536,536)	$-	$-	$1,680,185	$7,691
Invesco Liquid Assets Portfolio, Institutional Class	2,085,220	11,870,409	(12,526,097)	1,018	930	1,431,480	9,095
Invesco Treasury Portfolio, Institutional Class	3,024,207	18,937,760	(20,041,756)	-	-	1,920,211	8,317
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	9,489,618	(9,489,618)	-	-	-	155*
Invesco Private Prime Fund	-	1,118,647	(1,118,826)	-	179	-	76*
Total	$7,755,609	$57,986,973	$(60,712,833)	$1,018	$1,109	$5,031,876	$25,334

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of September 30, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. American Value Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of September 30, 2020, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco V.I. American Value Fund